14. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
14. SUBSEQUENT EVENTS

(a)	In January 2013, the board of directors approved, subject to stock holder approval of a change in corporate name to “Applied Marketing Technologies, Inc.”

(b)	On November 27, 2012, the Company engaged Legend Securities, Inc. to act a Placement Agent in connection with a private placement offering, which offering was completed in January 2013. The Company received gross proceeds of $950,000 from the completion of said offering, including $100,000 and $50,000 from directors of the Company, Thomas Arnost and Sean Trepeta. In connection with this offering, the Company issued to Legend’s investors a total of approximately 3,166,670 shares of common stock. For every two shares invested, each investor received a warrant to purchase one share of common stock, exercisable at $.50 per share through December, 15, 2017. In addition to cash compensation, Legend received warrants to purchase 15% of the number of shares sold in the offering. The Placement Agent warrants are identical to the warrants sold to investors in the offering. After the aforementioned offering, a current stockholder of the Company invested a total of $60,000 into the Company and in February 2013, another current stockholder of the Company invested $160,000 into the Company. In both cases, the current stockholders received the same terms as those offered to the Legend Securities investors. As a result of these offerings completed in January/February 2013, the Company received gross proceeds of $1,170,000 to improve its financial condition and for use as general working capital with an emphasis on its Proximity Marketing business. Exemption from registration for the sale of securities is claimed under Rule 506 of Regulation D promulgated pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c)	The Company, through its wholly-owned subsidiary, Mobiquity Networks, operates the largest mall-based proximity marketing network in the United States covering 75 malls and a potential audience of approximately 95 million consumers. The Company has been licensing the U.S. rights to its proximity marketing units from FuturLink, SA, a pioneer in the field of location-based mobile marketing and purchasing its inventory directly from FuturLink. These proximity marketing units were developed by FuturLink with innovative platforms utilizing Bluetooth, Wi-Fi, QR (Quick Response codes) and NFC (Near Field Communications) to create, manage and deploy mobile marketing campaigns. On March 7, 2013, the Company acquired the assets of FuturLink in exchange for an undisclosed amount of cash, which cash was paid from the Company’s current working capital. These assets include, without limitation, the FuturLink technology (patents and source codes), trademark(s) and access point (proximity marketing) component parts.

As the technology owner, the Company realized immediate cost savings and will leverage the hardware and software included in its purchase to expand its mall-based footprint in the United States. The acquisition of FuturLink’s technology and corresponding patents provides the Company with vertical integration and provides it with flexibility and autonomy. By owning the technology, the Company has the ability to do the following:

·	Increase download speed for both Bluetooth and Wi–Fi,

·	Add customer dashboard for real-time reporting of campaign statistics,

·	Implementation of a rewards program to increase download loyalty,

·	Ability to deliver apps directly via Bluetooth and Wi-Fi

·	Reduce cost of proximity marketing units by approximately 60-70% and

·	Eliminate the payment of licensing fees to FuturLink of approximately $175,000 per annum.

It is the Company’s intention to continue its established relationship with Blue Bite, to maintain the proximity marketing network and to enhance the FuturLink platform capabilities through the integration of additional mobile solutions.

The acquisition of assets of FuturLink’s assets did not result in the acquisition of a significant subsidiary as defined under Article 1(w) of Regulation S-X.

(d)	In March 2013, TCA notified Ace that the facility fee of $100,000 needed to be paid in additional shares or cash. In this respect, the 196,078 shares of Common Stock previously advance by the Company to TCA toward the facility fee were sold by TCA and it realized net proceeds of approximately $48,000. In March 2013, the Company elected to pay the remaining facility fee in cash.

The Company has evaluated all subsequent events through the filing date of this form 10-K for appropriate accounting and disclosures.